Schedule of Cost of Revenue (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total cost of revenue	₪ 123,688	₪ 34,649	₪ 7,456
Payroll And Associated Expenses [Member]
IfrsStatementLineItems [Line Items]
Total cost of revenue	11,605	3,396	1,703
Farm Operating Expenses [Member]
IfrsStatementLineItems [Line Items]
Total cost of revenue	20,407	11,749	1,545
Purchases [Member]
IfrsStatementLineItems [Line Items]
Total cost of revenue	115,952	29,688
Depreciation [Member]
IfrsStatementLineItems [Line Items]
Total cost of revenue	3,163	2,562	534
Changes in Inventory [Member]
IfrsStatementLineItems [Line Items]
Total cost of revenue	₪ (27,439)	₪ (12,746)	₪ 3,674